Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows From Operating Activities
Net loss	$ (14,812,643)	$ (12,602,447)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation	2,096,363	5,682,070
Depreciation and amortization	458,368	62,369
Bad debt expense	53,295	470
Accretion expense	88,759	40,697
Change in fair value of convertible debt	(45,000)
Changes in operating assets and liabilities:
Trade and other receivables	58,898	(47,371)
Inventory	(208,367)	(38,269)
Prepaid expenses and other assets	372,018	332,078
Accounts payable and accrued liabilities	1,161,515	113,499
Deferred revenue	(1,331)
Net cash used in operating activities	(10,778,125)	(6,456,904)
Cash Flows From Investing Activities
Purchase of intangible asset	(500,000)
Purchase of property and equipment	(1,024,555)	(252,446)
Net cash used in investing activities	(1,524,555)	(252,446)
Cash Flows From Financing Activities
Sale of ordinary shares	1,894,742	23,865,890
Warrant exercise proceeds		382,500
Proceeds from issuance of convertible debt	5,060,000
Repayment of loans payable	(560,755)	(111,049)
Payment of lease obligations	(201,480)	(45,690)
Net cash provided by financing activities	6,192,507	24,091,651
Effect of changes in exchange rates	(120,515)	(103,234)
Net change in cash	(6,230,688)	17,279,067
Cash at beginning of period	17,141,775	8,727,542
Cash at end of period	10,911,087	26,006,609
Non-Cash Investing And Financing Activities
Right of use asset additions	969,813
Acquisition of intangible asset for payable and stock payable	3,271,828
Interest expense paid	$ 104,822